Short-Term Investments (Tables)	6 Months Ended
Jun. 30, 2026
Short-Term Investments [Abstract]
Schedule of Short Term Investments	Short-term investments consist of the following:
	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
Marketable securities	2,062,818,597	1,783,257,278	261,824,029

Schedule of Fair Value Disclosure

Fair value disclosure:

December 31, 2025
	December 31,	Fair Value
	2025	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	2,062,818,597	2,062,818,597	-	-

June 30, 2026
	June 30,	Fair Value
	2026	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	1,783,257,278	1,783,257,278	-	-